SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & USE OF ESTIMATES.	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & USE OF ESTIMATES.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & USE OF ESTIMATES.

The accompanying unaudited condensed financial statements and notes of Laser Photonics Corporation (the “Company”) are presented in United States dollars and have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, those do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These financial statements should be read in conjunction with the financial statements, notes and significant accounting policies included in our Annual Report on Form 10-K for the year ended December 31, 2024.

Given the nature of the revenue recognition process, the Company generates contract liabilities to the extent that a customer pays on project progress before the company fulfills its performance obligations under a contract or contract assets to the extent that the Company has earned by satisfying performance obligations but has not yet billed the customer. Contract assets represent a right to receive payment in the future once certain conditions are met per the terms of the contract. The balance of contract asset and liabilities as of 9/30/25 were $462,160 and $1,552,846, respectively, and as of 12/31/24 were $759,658 and $1,042,090, respectively.

ASC-280 Segment Reporting

Financial Accounting Standard Board (“FASB”) ASC Topic 280, “Segment Reporting,” requires annual and interim reporting for an enterprise’s operating segments and related disclosures about its products, services, geographic areas and major customers. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and expenses, and about which separate financial information is regularly evaluated by the chief operating decision maker in deciding how to allocate resources.

Laser Photonics operates as one segment located in Orlando, FL. Our Company develops industrial laser cleaning, cutting, welding, marking, and wire stripping across multiple industries and customer bases. The chief operating decision maker (CODM) being the Chief Executive Officer. The CODM uses net income from operations to evaluate and make key operating decisions.

Our significant accounting policies are provided in “Note 2 – Summary of Significant Accounting Policies” in our Financial Statements 2024 Form 10-K. There have been no material changes to our significant accounting policies from those disclosed in our 2024 Form 10-K for the fiscal year ended December 31, 2024.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at dates of the financial statements and the reported amounts of revenue and expenses during the periods. Actual results could differ from these estimates. Our significant estimates and assumptions include depreciation and the fair value of our stock, stock-based compensation, debt discount and the valuation allowance relating to the Company’s deferred tax assets.

Assets

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with an original maturity of three months or less at the date of purchase. Cash and cash equivalents are carried at cost, which approximates fair value.

As of September 30, 2025, and December 31, 2024, the Company had $3,624,529 and $533,871 of cash, respectively.

Accounts Receivable

Trade accounts receivables are recorded net of allowance for expected uncollectible accounts. The Company extends credit to its customers in the normal course of business and performs on-going credit evaluations of its customers. All accounts, or portions thereof, that are deemed uncollectible are written off to bad debt expense, as incurred. As of September 30, 2025, and December 31, 2024, the Company’s ledger had $385,425, and $973,605, respectively as a balance for collectible accounts. Allowance and amount recognized as bad debt as of September 30, 2025, are $158,584 and ($31,301) respectively, and as of December 31, 2024, were $193,333 and $248,413 respectively.

As of September 30, 2025, the debts of New England Small Tube Corporation (22%), Hydro Flask (16%) and Electrical Automation Professionals (11%) were over 10% of the total of the A/R. As of December 31, 2024, debts of Nebraska Public Power District (10.2%), Phillips66 (17%), Fisher & Paykel Healthcare Ltd (13.9%) and New England Small Tube Corporation (19%), were over 10% of the total.

Advertising Expenses

Marketing, advertising and promotion expenditures are expensed in the annual period in which the expenditure is incurred.

Research & Development Expenses

Research & Development expenditures are expensed in the annual period in which the expenditure is incurred.

Stock Based Compensation

The Company accounts for stock-based payments in accordance with the provision of ASC 718, which requires that all share-based payments issued to acquire goods or services, including grants of employee stock options, be recognized in the statement of operations based on their fair values, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Compensation related to share-based awards is recognized over the requisite service period, which is generally the vesting period.

The Company accounts for stock-based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable. The Company issues compensatory shares for services including, but not limited to, executives, management, accounting, operations, corporate communication, financial and administrative consulting services.

Lease Accounting

The Company leases office space and the production facility under operating lease agreements. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.

Revenue Recognition

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, we assess the goods or services promised within each contract and determine those that are performance obligations and assess whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company also earns revenue through affiliate arrangements. These contracts are evaluated under ASC 606 using the same five-step model. Affiliate revenue is recognized when the Company satisfies its performance obligations under the affiliate agreement, which typically occurs when the affiliate completes a qualifying transaction or when the Company provides agreed-upon services. The transaction price is determined based on the contractual terms with the affiliate, and revenue is recorded in the amount the Company expects to receive.

Revenue is then recognized for the transaction price allocated to each respective performance obligation when (or as) the performance obligation is satisfied. For our products, revenue is generally recognized upon shipment or pickup by the customer. At this stage, the title on the manufactured equipment is transferred to the customer, and the customer is responsible for transportation expenses, insurance, and any transport-related damage to the equipment in transit. We do not have any obligation to deliver beyond the collection warehouse, and it is the customers’ contractual responsibility to ensure their goods reach their destination.

In CMS for projects that are considered custom in nature and determined the obligation will be six months to a year or more, the company will recognize revenue as a percentage of completion basis. The percentage of completion method recognizes income as work on a project progresses. The recognition of revenues and profits is generally related to costs incurred in providing the services required under the project.

Refunds and returns, which are minimal, are recorded as a reduction of revenue. Payments received from customers before satisfying the above criteria are recorded as unearned income on the combined balance sheets.

Payments received as deposits for specific purchase orders or future laser equipment sales to customers are recognized as customer deposits and included in liabilities on the balance sheet. Customer deposits are recognized as revenue when control over the ordered equipment is transferred to the customer.

All revenues are reported net of any sales discounts or taxes.

Other Revenue Recognition Matters related to Distributors.

Distributors generally have no right to return unsold equipment. However, in limited circumstances, if the Company determines that distributor stock is morally aging beyond the Company’s new model releases, it may accept returns and provide the distributor with credit against their trading account at the Company’s discretion under its warranty policy. This revenue is recognized on a consignment basis and transfer of control is when an item is sold to end customer at which time the Company recognizes revenue.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with an original maturity of three months or less at the date of purchase. Cash and cash equivalents are carried at a cost, which approximates fair value.

Accounts Receivable

Trade accounts receivable is recorded net of allowance for expected uncollectible accounts. The Company extends credit to its customers in the normal course of business and performs on-going credit evaluations of its customers. All accounts, or portions thereof, that are deemed uncollectible are written off to bad debt expense, as incurred. In addition, most sales orders are not accepted without a substantial deposit. As of September 30, 2025, the balance of collectible accounts was $$385,425 and the amount recognized as bad debt as of September 30, 2025, was ($31,301).

Current Liabilities

Accounts Payable

Accounts payable consist of short-term liability to our vendors and sub-contractors, who extend credit terms to the Company or deliver goods or services with delayed payment terms. Our accounts payable and accounts payable affiliates were recorded as of September 30, 2025, at $1,592,530 and $182,559, and as of December 31, 2024, at $531,268 and $27,988, respectively.

Deferred Revenue

As of September 30, 2025, the Company had $370,229 in Deferred Revenue, and as of December 31, 2024, the Company’s deferred revenue liabilities were recorded at $55,383.

Loans and Notes Payable

On April 3, 2025, April 16, 2025, June 20, 2025, July 8, 2025, and July 12, 2025, the “Company received from ICT Investments, the owner of the majority of outstanding shares of the Company’s common stock, unsecured loans in the principal amount of $200,000, $400,000, $20,000, $101,000, and $30,000 respectively, to assist Laser Photonics in meeting certain expenses, including payroll. Laser Photonics issued promissory notes, with interest at $20,000, $40,000, $2,000, $10,000 and $3,000 respectively, and a maturity date of May 31, 2025, June 30, 2025, August 30, 2025, September 8, 2025, and September 12, 2025 respectively. The unpaid principal balance of ICT loans as of September 30, 2025, was $751,000. The unpaid interest balance of ICT loans as of September 30, 2025, was $75,000.

On May 6, 2025, the Company issued a Promissory Note in favor of District 2 Capital Fundor. The Company promises to pay to the order of District 2 Capital Fundor not later than ( six months from date of the Note), the principal amount of Three hundred sixty two thousand and five hundred Dollars ($362,500), calculated on the basis of “Black Scholes Value” meaning the value of Holder’s Warrant dated August 19, 2024, issued in connection with a PIPE transaction through Aegis Capital Corp. as Placement Agent and based on the Black-Scholes Option Pricing Model obtained from the “OV” function on Bloomberg, L.P. (“Bloomberg”) determined as of the date of this Promissory Note (this “Note”) for pricing purposes and reflecting (A) a risk-free interest rate corresponding to the U.S. Treasury rate for a period equal to the time between the date of this Note and the Maturity Date, (B) an expected volatility equal to the greater of (1) 100% and (2) the 100 day volatility as obtained from the HVT function on Bloomberg (determined utilizing a 365 day annualization factor) as of the date of this Note. This Note was issued in connection with redemption of Holder’s outstanding warrant dated August 19, 2024 (125,000 warrants).

On April 25, 2025, the Company entered into a Business Loan and Security Agreement dated April 25, 2025 (the “Loan Agreement”) among Agile Capital Funding, LLC (“Agile Capital”), Agile Lending, LLC (“Agile Lending”) the Company and its subsidiary, Control Micro Systems Florida, LLC, under which the Company issued a Confessed Judgment Promissory Note for a term loan in the principal amount of $1,500,000 to be repaid through weekly principal and interest payments of $72,000 commencing May 6, 2025, and ending November 25, 2025, subject to payment of a $75,000 administrative agent fee paid to Agile Capital. The Loan is secured by a blanket lien on the Company’s assets. The Loan may be prepaid subject to payment of prepayment fee equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date. This loan has been settled in full refinancing with the Agile Loan dated July 7, 2025.

On July 8, 2025, the Company entered into a Business Loan and Security Agreement dated July 7, 2025 (the “Loan Agreement”) among Agile Capital Funding, LLC (“Agile Capital”), Agile Lending, LLC (“Agile Lending”) the Company and its subsidiary, Control Micro Systems Florida, LLC, under which the Company issued a Confessed Judgment Promissory Note for a term loan in the principal amount of $2,100,000 and total interest payments of $924,000 to be repaid through weekly principal and interest payments of $94,500 commencing July 16, 2025, and ending February 18, 2026, subject to payment of a $100,000 administrative agent fee paid to Agile Capital. The Loan is secured by a blanket lien on the Company’s assets. The Loan may be prepaid subject to payment of prepayment fee equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date. As of September 30, 2025, the loan reflects an outstanding principal balance of $1,559,439 and interest of $425,061.

On August 28, 2025, the Company closed a convertible note financing with Hudson Global Ventures, LLC (“Hudson Global”). In connection with this financing, the Company entered into a Securities Purchase Agreement (the “SPA”) with Hudson Global requiring that the Company (i) issue 418,000 shares of its common stock as commitment shares (the “Commitment Shares”), (ii) issue a warrant (the “Warrant”) for 157,258 shares of the Company’s common stock at a conversion price of $4.34 per share subject to customary adjustments for fundamental corporate actions such as mergers, reverse splits and stock dividends, that is exercisable for five years or that the Company must earlier pay the Event of Default Black Scholes Value as that term is defined in the Warrant if the Company’s common stock is deemed “penny Stock” under SEC Rule 240.3a51-1, and (iii) issue a 12 month secured convertible promissory note in the principal amount of $455,0000 (the “Convertible Note”) bearing annual interest of 12% to be repaid through monthly amortization payments of $45,818 and that is convertible into shares of the Company’s common stock at a fixed price of $4.34 per share, subject to customary adjustments for fundamental corporate actions such as mergers, reverse splits and stock dividends, that can be prepaid within the first 60 days from August 27, 2025, without any penalty and after 60 days from August 27, 2025,at a payment of 118% of the accrued and unpaid interest and unpaid principal of the Convertible Note. Under the terms of the SPA, Hudson Global has piggyback rights for the conversion shares underlying the Warrant and the Convertible Note as well as for the Commitment Shares. This loan has been settled in full refinancing with the Note Purchase Agreement dated September 12, 2025.

On September 12, 2025, the Company entered into a Note Purchase Agreement (the “NPA”) with four holders pursuant to which it issued to such holders certain unsecured promissory notes (the “Notes”). The Notes are (i) in the total principal amount of $2,111,111.12 with an Original Issuance Discount (“OID”) equal to 10% that resulted in the Company receiving net proceeds of $1,129,400 following deductions for expenses, including an 8% placement agency fee and 1% non-accountable allowance paid to RBW Capital Partners LLC (“RBW”), a division of Dawson James Securities, Inc., under the terms of a Placement Agency Agreement dated September 5, 2025, between the Company and RBW, and repayment of principal and accrued and unpaid interest of $509,600 owed to Hudson Global Ventures, LLC (“Hudson Global”) under a convertible note in the principal amount of $455,000 issued under the term of a Securities Purchase Agreement dated August 27, 2025, (ii) due the earlier of three (3) months from the dates of the Notes which are all September 12, 2025, or in the event of a prior subsequent financing by the Company, the Notes at the option of the holder must be repaid in full or, if applicable, are exchangeable into the consideration in the subsequent offering, (iii) subject to a payment in the event of a default of 120% of the unpaid principal amount, accrued interest and all other amounts owing under the Notes, which amount increases by 5% every 30 days following the date of the event of default until the Notes are paid in full (the “Mandatory Default Amount”) and (iv) limited to prepayment only upon a change of control of the Company subject to payment of the Mandatory Default Amount. As of September 30, 2025, the loan reflects an outstanding principal balance of $2,111,111.

Inventory

Inventories are stated at a lower cost or net realizable value using the first-in-first-out (FIFO) method. The Company has five principal categories of inventory:

Equipment parts inventory - This inventory represents components and raw materials that are currently in the process of being converted to a certifiable lot of saleable products through the manufacturing and/or equipment assembly process. Inventories include parts and components that may be specialized in nature and subject to rapid obsolescence. The Company periodically reviews the quantities and carrying values of inventories to assess whether the inventories are recoverable. Because of the Company’s vertical integration, a significant or sudden decrease in sales activity could result in a significant change in the estimates of excess or obsolete inventory valuation. The costs associated with provisions for excess quantities, technological obsolescence, or component rejections are charged to the cost of sales as incurred.

Work in process inventory - Work in process inventory consists of inventory that is partially manufactured or not fully assembled as of the date of these financial statements. This equipment, machines, parts, frames, lasers and assemblies are items not ready for use or resale. Costs are accumulated as work in process until sales ready items are compete when it is moved to finished goods inventory. Amounts in this account represent items at various stages of completion at the date of these financial statements.

Finished goods inventory - Finished goods inventory consists of purchased inventory that were fully manufactured, assembled or in saleable condition. Finished goods inventory is comprised of items that are complete and ready for commercial application without further cost other that delivery and setup. Finished goods inventory includes demo and other equipment, lasers, software, machines, parts or assemblies.

Consignment inventory – Consignment inventory includes amounts held on consignment at third party locations of Method Tools, is properly recorded, valued, and disclosed. Management has evaluated the existence, ownership, and valuation of consignment inventory and confirms that such inventory remains the property of the Company until sold and is included in “Inventories” on the accompanying balance sheets.

On September 30, 2025, and December 31, 2024, respectively, our inventory consisted of the following:

	As of September 30,	As of December 31,
Inventory	2025	2024
	(Unaudited)	(Audited)
Equipment Parts Inventory	$1,844,223	$1,820,347
Finished Goods Inventory	763,160	999,100
Work in process Inventory	94,175	295,950
Consignment Inventory	171,823.00	-
Inventory Reserve	(727,990)	(776,638)
Total Inventory	$2,145,391	$2,338,759

Fixed Assets - Plant Machinery and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the results of operations for the respective period.

Machinery and Equipment

Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. The estimated useful lives for significant property and equipment categories are as follows:

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Leasehold Improvements	1-10 years *
Intangible Assets	6-15 years

*	or the Lease term -whichever is less.

Fixed Assets	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Accumulated Depreciation	$(3,389,198)	$(2,513,551)
Machinery & Equipment	2,459,093	2,458,986
Office Furniture & Computer Equipment	317,147	301,487
Vehicles	117,894	117,894
R&D Equipment	43,268	43,268
Software	50,671	50,671
Leasehold improvements	264,458	257,558
Consignment Machine & Equipment	45,634
Demonstration equipment	1,193,450	1,155,721
Total Fixed Assets	$1,102,417	$1,872,034

Intangible Assets

Intangible assets consist primarily of capitalized equipment design documentation, software costs for equipment manufactured for sale, research, and development, as well as certain patent, trademark and license costs. Capitalized software and equipment design documentation development costs are recorded in accordance with Accounting Standard Codification (“ASC”) 985 “Software” with costs amortized using the straight-line method over a ten-year period. Patent, trademark and license costs are amortized using the straight-line method over their estimated useful lives of 6-15 years. On an ongoing basis, management reviews the valuation of intangible assets to determine if there has been impairment by comparing the related assets’ carrying value to the undiscounted estimated future cash flows and/or operating income from related operations.

The Company employs various core technologies across many different product families and applications in an effort to maximize the impact of our research and development costs and increase economies of scale and to leverage its technology-specific expertise across multiple product platforms. The technologies inherent in its laser equipment products include application documentation, proprietary and custom software developed for operation of its equipment, specific knowledge of supply chain and equipment design documentation, consisting of 3D engineering drawings, bills of materials, wiring diagrams, parts AutoCad drawings, software architecture documentation, etc. Intangible assets were received from related parties, ICT Investments, Fonon Technologies Inc. and therefore transferred and booked by Laser Photonics Corp. at their historical cost. During the purchase of CMS assets there were obtained Intangible Assets, which have been developed internally in CMS.

Intangible Assets	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Accumulated Amortization	$(1,604,516)	$(1,125,025)
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	381,539	381,539
Trademarks	787,800	787,800
License & Patents	3,460,876	3,460,877
Accumulated Impairment Loss	(932,669)	(932,669)
Total Intangible Assets	$4,979,030	$5,458,522

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company will write down the asset to its fair value based on the present value of estimated future cash flows.

Net Earnings/Loss per Share

Basic Earnings/Loss per share is calculated by dividing the Earnings/Loss attributable to stockholders by the weighted-average number of shares outstanding for the period. Diluted Earnings/Loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings (loss) of the Company. Diluted Earnings/Loss per share is computed by dividing the Earnings/Loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless such dilutive potential shares would result in anti-dilution.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at dates of the financial statements and the reported amounts of revenue and expenses during the periods. Actual results could differ from these estimates. Our significant estimates and assumptions include depreciation and the fair value of our stock, stock-based compensation, debt discount and the valuation allowance relating to the Company’s deferred tax assets.

Assets

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with an original maturity of three months or less at the date of purchase. Cash and cash equivalents are carried at cost, which approximates fair value. Company had $6,000,000 in flexible CD account with Bank of America at the beginning of 2024. The terms on this CD if flexible, there is no fixed maturity day on CD, and funds can be withdrawn at any time without penalty. The account was closed in November 2024

As of December 31, 2024, and December 31, 2023, the Company had $533,871 and $6,201,137 of cash, respectively.

We do have bank accounts with exposure $5,951,137 over FDIC insurability of $250,000 as of year-end 2023 and $283,871 as of year-end 2024.

Accounts Receivable

Trade accounts receivable are recorded net of allowance for expected uncollectible accounts. The Company extends credit to its customers in the normal course of business and performs on-going credit evaluations of its customers. All accounts, or portions thereof, that are deemed uncollectible are written off to bad debt expense, as incurred. As of December 31, 2024, and December 31, 2023, the Company’s ledger had $973,605 and $816,364, respectively as a balance for collectible accounts. Allowance and amount recognized as bad debt for 2024 is $285,486, for 2023 is $216,083.

For the reporting periods of the year ending December 31, 2023, and for the year ending December 31, 2024, there were no customers whose Account Receivables were greater than 10% of the total amount of A/R.

Advertising Expenses

Marketing, advertising and promotion expenditures are expensed in the annual period in which the expenditure is incurred.

Research & Development Expenses

Research & Development expenditures are expensed in the annual period in which the expenditure is incurred.

Stock Based Compensation

The Company accounts for stock-based payments in accordance with the provision of ASC 718, which requires that all share-based payments issued to acquire goods or services, including grants of employee stock options, be recognized in the statement of operations based on their fair values, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Compensation expense related to share-based awards is recognized over the requisite service period, which is generally the vesting period.

The Company accounts for stock-based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable. The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Lease Accounting

The Company leases office space and the production facility under operating lease agreements. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.

Inventory

Inventories are stated at a lower cost or net realizable value using the first-in first-out (FIFO) method. The Company has four principal categories of inventory:

Sales demonstration inventory-Sales demonstration inventory represents completed product used to support the Company’s sales force for demonstrations and held for sale. Sales demonstration inventory is held in the Company’s demo facilities or by its sales representatives for up to three years, at which time it would be refurbished and transferred to finished goods as used equipment, stated at the lower of cost or net realizable value. The Company expects these refurbished units to remain in finished goods inventory and sold within 12 months at prices that produce reduced gross margins.

Equipment parts inventory- This inventory represents components and raw materials that are currently in the process of being converted to a certifiable lot of saleable products through the manufacturing and/or equipment assembly process. Inventories include parts and components that may be specialized in nature and subject to rapid obsolescence. The Company periodically reviews the quantities and carrying values of inventories to assess whether the inventories are recoverable. Because of the Company’s vertical integration, a significant or sudden decrease in sales activity could result in a significant change in the estimates of excess or obsolete inventory valuation. The costs associated with provisions for excess quantities, technological obsolescence, or component rejections are charged to cost of sales as incurred.

Work in process inventory-Work in process inventory consists of inventory that is partially manufactured or not fully assembled as of the date of these financial statements. This equipment, machines, parts, frames, lasers and assemblies are items not ready for use or resale. Costs are accumulated as work in process until sales ready items are compete when it is moved to finished goods inventory. Amounts in this account represent items at various stages of completion at the Registration date. Types of costs allocated to WIP include only cost of materials and finished goods inventory used to manufacture specific product.

Finished goods inventory- Finished goods inventory consists of purchased inventory that was fully manufactured, assembled or in salable condition. Finished goods inventory is comprised of items that are complete and ready for commercial application without further cost other than delivery and setup. Finished goods inventory includes demo and other equipment, lasers, software, machines, parts or assemblies.

On December 31, 2024, and December 31, 2023, respectively, the Company’s inventory consisted of the following:

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Inventory
Equipment Parts Inventory	$1,820347	$862,941
Finished Goods Inventory	999,100	992,744
Sales Demo Inventory	-	162,958
Work in process Inventory	295,950	243,029
Inventory Reserve	(776,638)	(24,216)
Total Inventory	$2,338,759	$2,237,456

Inventory is stated at the lower of cost (first-in, first-out method) or market value. Inventory includes parts and components that may be specialized in nature and subject to rapid obsolescence. Company maintains a reserve for excess or obsolete inventory items. Inventories are written off and charged to the cost of goods sold when identified as excess or obsolete. If future sales differ from these forecasts, the valuation of excess and obsolete inventory may change, and additional inventory provisions may be required. Because of our vertical integration, a significant or sudden decrease in sales could result in a significant change in the estimates of excess or obsolete inventory valuation.

On December 31, 2024, the Company recorded $776,638 in inventory obsolescence reserve in comparison to a markdown of $24,216 in the prior year. $507,931 of demonstration inventory was reclassified to fixed assets during the year ending December 31. 2024.

Fixed Assets- Plant Machinery and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Machinery and Equipment

Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company will use other depreciation methods (generally accelerated) for tax purposes where appropriate. The estimated useful lives for significant property and equipment categories are as follows:

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Leasehold Improvements	1-10 years
Intangible Assets	6-15 years

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Fixed Assets
Accumulated Depreciation	$(2,513,551)	$(729,956)
Machinery & Equipment	2,458,986	796,783
Office Furniture & Computer Equipment	301,487	77,487
Vehicles	117,894	90,959
R&D Equipment	43,268	37,973
Software	50,671
Leasehold improvements	257,558	31,775
Demonstration equipment	1,155,721	647,790
Total Fixed Assets	$1,872,034	$952,811

As of December 31, 2024, the Company recorded $1,872,034 of capital assets net of depreciation in comparison to $952,811 recorded on December 31, 2023. Accordingly, depreciation in 2024 was recorded at $571,530 in comparison to $267,381 in 2023. $507,931 of demonstration inventory was reclassified to fixed assets during the year ending December 31. 2024.

Intangible Assets

Intangible assets consist primarily of capitalized equipment design documentation, software costs for equipment manufactured for sale, research, and development, as well as certain patent, trademark and license costs. Capitalized software and equipment design documentation development costs are recorded in accordance with Accounting Standard Codification (“ASC”) 985 “Software” with costs amortized using the straight-line method over a ten-year period. Patent, trademark and license costs are amortized using the straight-line method over their estimated useful lives of 15 years. On an ongoing basis, management reviews the valuation of intangible assets to determine if there has been impairment by comparing the related assets’ carrying value to the undiscounted estimated future cash flows and/or operating income from related operations.

The Company’s intangible assets are deemed to have indefinite lives and, accordingly, are not amortized, but are evaluated for impairment at least annually, but more often whenever changes in facts and circumstances occur which may indicate that the carrying value may not be recoverable.

The Company employs various core technologies across many different product families and applications in an effort to maximize the impact of our research and development costs and increase economies of scale and to leverage its technology-specific expertise across multiple product platforms. The technologies inherent in its laser equipment products include application documentation, proprietary and custom software developed for operation of its equipment, specific knowledge of supply chain and, most important, equipment design documentation, consisting of 3D engineering drawings, bills of materials, wiring diagrams, parts AutoCad drawings, software architecture documentation, etc. Intangible assets were received from a related party, ICT Investments, and therefore transferred and booked by Laser Photonics Corp. at their historical cost.

The Company contracted with a third party to test impairment of their intangible assets. After the evaluation was completed the company recognized an impairment of $932,669. This impairment has been recognized and is reflected in the current financial statements for year ending December 31, 2024.

As of December 31, 2024, and December 31, 2023, the Company had $5,458,522 and $4,279,986, respectively of intangible property. Amortization expense for the year ending December 31, 2023, was $233,099 and for the year ending December 31, 2024, was $400,605.

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Intangible Assets
Accumulated Amortization	$(1,125,025)	$(725,228)
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	381,539	339,539
Trademarks	787,800	216,800
License & Patents	3,460,877	1,562,876
Accumulated Impairment Loss	(932,669)	0
Total Intangible Assets	$5,458,522	$4,279,987

Long- Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company writes down the asset to its fair value based on the present value of estimated future cash flows.

Sales Tax Liability

Sales tax liability is created when the Company sells equipment and services to another entity located in the State of Florida. Currently the sales tax rate in the Company’s County of Business is 6.5%. As of December 31, 2024, we had $1,031 sales tax liability as compared to $106 recorded on December 31, 2023.

Accounts Payable

Accounts payable consist of short-term liability to our vendors and sub-contractors, who extend credit terms to the Company or deliver goods or services with delayed payment terms. As of December 31, 2024, and December 31, 2023, our accounts payable were recorded at $559,256 and $223,040, respectively. As of December 31, 2024, we had an accounts payable balance of $27,988 to a related party.

Deferred Revenue

Deferred Revenue is primarily comprised of amounts collected from customers for product or obligation that has not been fulfilled. As of December 31, 2024, the Company had $337,815, and December 31, 2023, had $213,114.

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flow expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company writes down the asset to its fair value based on the present value of estimated future cash flows.

Earnings/(Loss) per Share

Basic earnings/(loss) per share is calculated by dividing the earnings/(loss) attributable to stockholders by the weighted-average number of shares outstanding for the period. Diluted earnings/(loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings/(loss) of the Company. Diluted earnings/(loss) per share is computed by dividing the earnings/(loss) available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless such dilutive potential shares would result in anti-dilution. There were 1,050,000 warrants for shares of common stock at the end of 2024 and 180,000 warrants for shares available to potentially issued at the end of 2023.

On December 31, 2024, the Company recorded a $0.22 basic/diluted loss per share, as compared to a $0.37 basic/diluted loss per share on December 31, 2023.

Relationship with distributors:

All orders received on a revolving basis in accordance with Laser Photonics Corporation standard Terms and Conditions of Sale. Orders are not able to be cancelled. Orders typically consist of multiple units. Payment terms are typically Net 120 days from transferring the ownership of equipment to Distributor. Revenue recognized on a “piece by piece” equipment bases after appropriate transfer equipment ownership to Distributor. Payments are made by Distributor to The Company when Distributor collects funds from their regional customers, or then they have funds availability to reduce the outstanding balance. Detailed aging is accounted in MRP system – DBA Manufacturing keeping records of all equipment units ever manufactured with coordinating serial numbers. Higher level account related data with payment history is recorded in the Company’s Quick Books Accounting software.

Distributor Discounts

Distributors and representatives earn various rebates and discounts based on purchase volume commitments and the achievement of certain performance KPIs. The company estimates the number of discounts based on historical volumes, geographical market, end customer buying potential, and the ordered equipment amount. The company also utilizes various programs to offer volume cash discounts, first customer discounts, or reimburse distributors for certain expenses, mainly associated with warranty, transportation costs, and inventory interest costs incurred by the distributor for limited periods of time, generally up to eighteen months.

Revenue Recognition Policy

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine  revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, we assess the goods or services promised within each contract and determine those that are performance obligations and assess whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue is then recognized for the transaction price allocated to each respective performance obligation when (or as) the performance obligation is satisfied. For our products, revenue is generally recognized on a free on-board basis (FOB Origin) basis. This means that revenue is recognized when our products have been manufactured, crated, and placed in the company’s collection warehouse for customer pick-up in accordance with the Customer Quote and Company Terms and Conditions of Sale. Our manufacturing process is controlled by a Manufacturing Resource Planning (MRP) software - DBA Manufacturing, and fulfilled and closed Job order triggering the product readiness to be transferred to the customer. At that stage we fulfill all our obligations, as per our Terms and Conditions of sale, inform Customer by email or phone that his product order is ready for the scheduled pickup, and transfer the title on the manufactured equipment to the customer, and the customer is responsible for transportation expenses, insurance, and any transport-related damage to the equipment in transit. We do not hold any obligation to deliver beyond the collection warehouse, and it is the customers’ contractual responsibility to ensure their goods reach their destination.

For projects that are considered custom in nature like most of what we see at Control Micro systems, and we’ve determined the obligation will be six months to a year or more, the company will recognize revenue as a percentage of completion basis.  The percentage of completion method recognizes income as work on a project progresses.  The recognition of revenues and profits is generally related to costs incurred in providing the services required under the project.

For the year ending December 31, 2024, there was one customer whose revenue was more than 10% of the total revenue. and for the year ending December 31, 2023, reporting period there were no customers whose revenue was more than 10% of the total revenue.

Payments received as deposits for specific purchase orders or future laser equipment sales to customers are recognized as customer deposits and included in liabilities on the balance sheet. Customer deposits are recognized as revenue when control over the ordered equipment is transferred to the customer.

Contract Assets and Contract Liabilities

Account receivable are recognized in the period when the Company’s right to consideration is unconditional. Accounts receivable are recognized net of an allowance for credit losses. A considerable amount of judgement is required in assessing the likelihood of realization of receivables.

The timing of revenue may differ from timing of invoicing customers.

Contract assets include unbilled amounts from long-term construction services when revenue recognized under the cost-to-cost measure of progress exceeds the amounts invoiced to customers, as the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of contract. Contracts assets are generally classified as current within the consolidated balance sheet.

Contract liabilities from construction contracts occur when amounts invoiced to customers exceed revenues recognized under the cost-to-cost measures of progress. Contract liabilities additionally include advance payments from customers on certain contracts. Contract liabilities decrease as the Company recognizes revenue from the satisfaction of the related performance obligation. Contract liabilities are generally classified as current within the consolidated balance sheet.

Although the Company believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

The Company recognizes revenue by applying the following 5 step model:

1. Identifying the Contract(s) with a Customer. The Company enters into written contract with customers that create enforceable rights and obligations. Contracts are assessed to ensure they meet criteria for being considered legally binding and capable of being accounted for.

2. Identify the Performance Obligations in the Contract. Performance obligations are identified as distinct promises to transfer goods or services to a customer. The Company identifies their scope of work and creates a schedule of values (SOV) outlining each individual scope of the project.

3. Determine the Transaction Price. The transaction price is the amount of considerations the Company expects to be entitled to in exchange for transferring promised services. The transaction price may include fixed amounts or cost-plus percentage method.

4. Allocate the Transaction Priced to Performance Obligations. The transaction price is allocated to each performance obligation (SOV) based on its stand-alone selling price. The stand-alone selling price is the price which the Company would sell its service separately to a customer.

5. Recognize Revenue when (or as) the Company Satisfies a Performance Obligation. The Company recognizes revenue over time based on the progress towards completion of performance obligation. Revenue recognized during this reporting period is derived from the total contract value as allocated to performance obligations satisfied during that period.

Contract assets are $759,658 and zero as of December 31, 2024 and 2023, respectively.  Contract liabilities are $1,042,090 and zero as of December 31, 2024 and 2023, respectively.  Revenue from contracts with customers are $721,185 and zero as of December 31, 2024 and 2023, respectively.

Other Distributor related Revenue Recognition Matters

Distributors generally have no right to return unsold equipment. However, in limited circumstances, if the company determines that distributor stock is morally aging beyond the company’s new model releases, it may accept returns and provide the distributor with credit against their trading account at the company’s discretion under its warranty policy. This revenue is recognized on a consignment basis and transfer of control is when item is sold to end customer at which time the company recognizes revenue.

Fair Value of Financial Instruments

The Company applies the accounting guidance under Financial Accounting Standards Board (“FASB”) ASC 820-10, “Fair Value Measurements”, as well as certain related FASB staff positions. This guidance defines fair value as the price that would be received from selling an asset or paid to transfer liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact business and considers assumptions that marketplace participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

The guidance also establishes a fair value hierarchy for measurements of fair value as follows:

☐	Level 1 -	quoted market prices in active markets for identical assets or liabilities.

☐	Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐	Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of the Company’s financial instruments approximates their fair value as of December 31, 2024 and 2023, due to the short-term nature of these instruments.

Income Taxes.

Under ASC 740, “Income Taxes,” deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred income taxes. Deferred income taxes are provided on differences between the tax bases of assets and liabilities and their reported amounts in the financial statements and on tax carry forwards. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is provided against deferred income tax assets when it is not more likely than not that the deferred income tax assets will be realized.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2024 there were no deferred taxes due to the uncertainty of the realization of net operating loss or carry forward prior to expiration.

The provision for income taxes is calculated at a US corporate tax rate of approximately 21% (2023: 21%) as follows:

	2024	2023
	$	$
Expected income tax (expense) recovery from net (income) loss	528,953	790,846
Tax effect of expenses not deductible for income tax:
Annual effect of book/tax differences	1,099,453	3,765,932
Change in the valuation allowance	(1,628,406)	(4,586,841)

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by FASB or other standard setting bodies that are adopted by the Company as of the specified effective date.

ASC-280 Segment Reporting

Financial Accounting Standard Board (“FASB”) ASC Topic 280, “Segment Reporting,” requires annual and interim reporting for an enterprise’s operating segments and related disclosures about its products, services, geographic areas and major customers. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and expenses, and about which separate financial information is regularly evaluated by the chief operating decision maker in deciding how to allocate resources.

Laser Photonics operates as one segment located in Orlando, FL. Our company develops industrial laser cleaning, cutting, welding, marking, and wire stripping across multiple industries and customer bases. The chief operating decision maker (CODM) being the Chief Executive Officer. The CODM uses the financial statements from operations to evaluate and make key operating decisions.

ASU 2016-13 Current Expected Credit Loss (ASC326)

In December 2021, the FASB issued an update to ASU No. 2016-13 the Current Expected Credit Losses (CECL) standard (ASC 326), which is designed to provide greater transparency and understanding of credit risk by incorporating estimated, forward-looking data when measuring lifetime Estimated Credit Losses (ECL) and requires enhanced financial statement disclosures. This guidance was adopted on January 1, 2023.

The Company evaluates all Accounting Standard Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) for consideration of their applicability. ASUs not included in our disclosures were assessed and determined to be either not applicable or are not expected to have a material impact on our financial statements.